Segmented information	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Segment Reporting Disclosure [Text Block]
11	Segmented information

The Company operates in one business segment being the exploration of mineral property interests. The Company’s assets are geographically segmented as follows:

	2017	2016
United States (Note 2)	$-	$39,233
Canada	7,226	13,263
Other	1,031	784
	$8,257	$53,280